                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-00229

                           SELIGMAN GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN
GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


SELIGMAN GROWTH FUND SEEKS TO PROVIDE LONG-TERM
CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   20

Proxy Voting.......................   33

Change in Independent Registered
  Public Accounting Firm...........   34



RIVERSOURCE FAMILY OF FUNDS
Seligman Funds are a part of the RiverSource Family of Funds that includes funds branded "RiverSource,"
"RiverSource Partners," "Seligman" and "Threadneedle."
These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Growth Fund (the Fund) Class A shares gained 13.70% (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, which gained 11.53% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Growth Funds Average, which rose 10.90% during the same period.


ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                            6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------
Seligman Growth Fund
  Class A (excluding sales
  charge)                    +13.70%   -34.77%   -6.41%   -2.41%   -4.86%
--------------------------------------------------------------------------
Russell 1000 Growth
  Index(1) (unmanaged)       +11.53%   -24.50%   -5.45%   -1.83%   -4.18%
--------------------------------------------------------------------------
Lipper Large-Cap Growth
  Funds Average(2)           +10.90%   -27.04%   -6.57%   -2.17%   -3.12%
--------------------------------------------------------------------------
Lipper Large-Cap Core
  Funds Average(3)            +4.82%   -25.92%   -8.14%   -2.21%   +1.83%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in sales charges and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Lipper averages exclude the effect of taxes, sales-related fees (but includes operating expenses) and sales charges, and indices exclude the effect of taxes, fees, sales charges and expenses. It is not possible to invest directly in an index or an average.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies (the largest companies in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values, as determined by the Frank Russell Company. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Average, an unmanaged average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity (USDE) large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. Lipper currently classifies the Fund as a Large-Cap Growth Fund. The average reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Core Funds Average, an unmanaged average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. USDE large-cap floor. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/1/37)                  +13.70%   -34.77%   -6.41%   -2.41%   -4.86%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                 +13.42%   -35.15%   -7.03%   -3.12%   -5.56%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                 +13.42%   -35.15%   -7.12%   -3.12%   -5.56%        N/A
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                 +13.54%   -34.99%   -6.65%   -2.70%     N/A       +1.46%
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                +13.95%   -34.54%   -6.00%   -1.98%     N/A       -3.26%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/1/37)                   +7.10%   -38.52%   -8.26%   -3.56%   -5.42%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/22/96)                  +8.42%   -38.39%   -7.97%   -3.51%   -5.56%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                 +12.42%   -35.80%   -7.12%   -3.12%   -5.56%        N/A
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Prior to June 13, 2009, Class R2 shares (formerly Class R shares) were offered with a 1% CDSC. Class R2 and Class R5 are available to qualifying institutional investors only.

The Fund's returns reflect the effect of any fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund's performance may be negatively affected.



--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     12.6%
------------------------------------------------
Consumer Staples                            6.9%
------------------------------------------------
Energy                                      7.6%
------------------------------------------------
Financials                                  6.3%
------------------------------------------------
Health Care                                11.6%
------------------------------------------------
Industrials                                10.4%
------------------------------------------------
Information Technology                     37.4%
------------------------------------------------
Materials                                   5.4%
------------------------------------------------
Telecommunication Services                  1.0%
------------------------------------------------
Utilities                                   0.5%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Hewlett-Packard                             5.0%
------------------------------------------------
Oracle                                      3.8%
------------------------------------------------
Apple                                       3.8%
------------------------------------------------
QUALCOMM                                    3.8%
------------------------------------------------
Microsoft                                   3.6%
------------------------------------------------
CVS Caremark                                3.3%
------------------------------------------------
McDonald's                                  3.0%
------------------------------------------------
Macrovision Solutions                       2.5%
------------------------------------------------
Target                                      2.4%
------------------------------------------------
Philip Morris Intl                          2.3%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of

--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,137.00        $ 8.69         1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.66        $ 8.20         1.64%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,134.20        $12.65         2.39%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,012.94        $11.93         2.39%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,134.20        $12.65         2.39%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,012.94        $11.93         2.39%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,135.40        $10.75         2.03%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.73        $10.14         2.03%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,139.50        $ 5.52         1.04%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.64        $ 5.21         1.04%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +13.70% for Class A, +13.42% for Class B, +13.42% for Class C, +13.54% for Class R2 and +13.95% for Class R5.


--------------------------------------------------------------------------------
8  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Honeywell Intl                                         52,800              $1,657,920
ITT                                                    40,800               1,815,600
Lockheed Martin                                        36,000               2,903,400
Precision Castparts                                    19,900               1,453,297
                                                                      ---------------
Total                                                                       7,830,217
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                             25,100               1,254,749
-------------------------------------------------------------------------------------

BEVERAGES (1.1%)
PepsiCo                                                48,200               2,649,072
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.3%)
Amgen                                                  29,400(b)            1,556,436
Biogen Idec                                            24,500(b)            1,106,175
Celgene                                                49,800(b)            2,382,432
Gilead Sciences                                        80,900(b)            3,789,356
Vertex Pharmaceuticals                                 36,700(b)            1,307,988
                                                                      ---------------
Total                                                                      10,142,387
-------------------------------------------------------------------------------------

CHEMICALS (3.2%)
Monsanto                                               42,900               3,189,186
Potash Corp of Saskatchewan                            47,500(c)            4,419,875
                                                                      ---------------
Total                                                                       7,609,061
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.6%)
Cisco Systems                                         234,800(b)            4,376,672
QUALCOMM                                              197,200               8,913,440
                                                                      ---------------
Total                                                                      13,290,112
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.3%)
Apple                                                  62,600(b)            8,916,118
Hewlett-Packard                                       307,200              11,873,280
IBM                                                    38,500               4,020,170
                                                                      ---------------
Total                                                                      24,809,568
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                  19,100                 979,639
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
Capital One Financial                                 102,400               2,240,512
Discover Financial Services                           214,600               2,203,942
                                                                      ---------------
Total                                                                       4,444,454
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (3.6%)
Apollo Group Cl A                                      45,900(b)            3,264,408
Coinstar                                              198,100(b)            5,289,270
                                                                      ---------------
Total                                                                       8,553,678
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Bank of America                                        87,500               1,155,000
CME Group                                               4,100               1,275,551
Interactive Brokers Group Cl A                         62,200(b)              965,966
                                                                      ---------------
Total                                                                       3,396,517
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications Intl                             566,600               2,351,390
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                                96,300(c)            1,519,614
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.2%)
Natl Oilwell Varco                                     36,500(b)            1,192,090
Transocean                                             72,260(b,c)          5,368,195
Weatherford Intl                                      169,400(b,c)          3,313,464
                                                                      ---------------
Total                                                                       9,873,749
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.3%)
CVS Caremark                                          243,600               7,763,532
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Alcon                                                  29,000(c)            3,367,480
Baxter Intl                                            25,500               1,350,480
                                                                      ---------------
Total                                                                       4,717,960
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                               SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (2.7%)
AmerisourceBergen                                      65,800              $1,167,292
Community Health Systems                               86,800(b)            2,191,700
WellPoint                                              61,500(b)            3,129,735
                                                                      ---------------
Total                                                                       6,488,727
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Cerner                                                 21,100(b)            1,314,319
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
McDonald's                                            123,900               7,123,011
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
NVR                                                     5,000(b)            2,511,950
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
3M                                                     10,900                 655,090
-------------------------------------------------------------------------------------

INSURANCE (3.0%)
AFLAC                                                  55,500               1,725,495
Principal Financial Group                              58,081               1,094,246
Prudential Financial                                  117,422               4,370,447
                                                                      ---------------
Total                                                                       7,190,188
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Google Cl A                                            11,800(b)            4,974,762
SAVVIS                                                431,409(b)            4,943,947
                                                                      ---------------
Total                                                                       9,918,709
-------------------------------------------------------------------------------------

IT SERVICES (1.5%)
MasterCard Cl A                                        21,400               3,580,434
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Illumina                                               37,600(b)            1,464,144
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Deere & Co                                             68,000               2,716,600
Joy Global                                             33,800               1,207,336
                                                                      ---------------
Total                                                                       3,923,936
-------------------------------------------------------------------------------------

MEDIA (1.8%)
Comcast Cl A                                          178,400               2,585,016
Time Warner Cable                                      51,133               1,619,382
                                                                      ---------------
Total                                                                       4,204,398
-------------------------------------------------------------------------------------

METALS & MINING (2.2%)
Barrick Gold                                          100,300(c)            3,365,065
United States Steel                                    50,900               1,819,166
                                                                      ---------------
Total                                                                       5,184,231
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.2%)
Kohl's                                                 44,200(b)            1,889,550
Target                                                144,300               5,695,521
                                                                      ---------------
Total                                                                       7,585,071
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Public Service Enterprise Group                        33,600               1,096,368
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.4%)
Apache                                                 47,000               3,391,050
Noble Energy                                           79,600               4,694,012
                                                                      ---------------
Total                                                                       8,085,062
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Mead Johnson Nutrition Cl A                            18,200(b)              578,214
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.4%)
Abbott Laboratories                                    45,400               2,135,616
Mylan                                                  92,100(b)            1,201,905
                                                                      ---------------
Total                                                                       3,337,521
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.6%)
FTI Consulting                                         77,200(b)            3,915,584
-------------------------------------------------------------------------------------

ROAD & RAIL (1.9%)
CSX                                                    38,600               1,336,718
Union Pacific                                          60,600               3,154,836
                                                                      ---------------
Total                                                                       4,491,554
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intel                                                 223,700               3,702,235
Marvell Technology Group                              390,400(b,c)          4,544,256
Microsemi                                             180,000(b)            2,484,000
                                                                      ---------------
Total                                                                      10,730,491
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (11.0%)
Macrovision Solutions                                 267,673(b)           $5,837,948
McAfee                                                 69,100(b)            2,915,329
Microsoft                                             360,600               8,571,462
Oracle                                                422,127               9,041,961
                                                                      ---------------
Total                                                                      26,366,700
-------------------------------------------------------------------------------------

TOBACCO (2.3%)
Philip Morris Intl                                    124,400               5,426,328
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $255,684,235)                                                     $236,357,729
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               792,046(d)             $792,046
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $792,046)                                                             $792,046
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $256,476,281)(e)                                                  $237,149,775
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 10.9% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $256,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $10,997,000
     Unrealized depreciation                         (30,323,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(19,326,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
12  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                              ---------------------------------------------------------
                                   LEVEL 1        LEVEL 2
                                QUOTED PRICES      OTHER        LEVEL 3
                                  IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                 MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $236,357,729(a)     $--           $--      $236,357,729
---------------------------------------------------------------------------------------
Total Equity Securities          236,357,729         --            --       236,357,729
---------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                             792,046(b)      --            --           792,046
---------------------------------------------------------------------------------------
Total Other                          792,046         --            --           792,046
---------------------------------------------------------------------------------------
Total                           $237,149,775        $--           $--      $237,149,775
---------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $255,684,235)              $ 236,357,729
  Affiliated money market fund (identified cost $792,046)                792,046
--------------------------------------------------------------------------------
Total investments in securities (identified cost $256,476,281)       237,149,775
Cash                                                                      33,756
Capital shares receivable                                                219,917
Dividends and accrued interest receivable                                185,744
Receivable for investment securities sold                              1,582,232
Other assets                                                              44,814
--------------------------------------------------------------------------------
Total assets                                                         239,216,238
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   351,733
Payable for investment securities purchased                              559,767
Accrued investment management services fees                                4,304
Accrued distribution fees                                                 73,576
Accrued transfer agency fees                                             274,930
Accrued administrative services fees                                         394
Accrued plan administration services fees                                    112
Other accrued expenses                                                    47,095
--------------------------------------------------------------------------------
Total liabilities                                                      1,311,911
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 237,904,327
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $1 par value                                      $  73,606,000
Additional paid-in capital                                           601,089,818
Undistributed net investment income                                    1,076,695
Accumulated net realized gain (loss)                                (418,541,680)
Unrealized appreciation (depreciation) on investments                (19,326,506)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 237,904,327
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $211,917,298           63,813,629                       $3.32
Class B                     $  3,488,162            1,332,743                       $2.62
Class C                     $ 20,875,726            7,973,711                       $2.62
Class R2                    $    911,912              278,768                       $3.27
Class R5                    $    711,229              207,149                       $3.43
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  3,174,814
Interest                                                                  1,684
Income distributions from affiliated money market fund                        9
  Less foreign taxes withheld                                           (20,533)
-------------------------------------------------------------------------------
Total income                                                          3,155,974
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     787,303
Distribution fees
  Class A                                                               243,202
  Class B                                                                17,194
  Class C                                                                96,761
  Class R2                                                                1,532
Transfer agency fees
  Class A                                                               649,387
  Class B                                                                11,418
  Class C                                                                64,740
  Class R2                                                                2,105
  Class R5                                                               16,656
Administrative services fees                                              1,577
Plan administration services fees -- Class R2                               112
Compensation of board members                                             3,727
Custodian fees                                                           46,221
Printing and postage                                                     46,345
Registration fees                                                        59,349
Professional fees                                                        13,077
Other                                                                    15,518
-------------------------------------------------------------------------------
Total expenses                                                        2,076,224
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,079,750
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (14,874,459)
Net change in unrealized appreciation (depreciation) on
  investments                                                        43,432,531
-------------------------------------------------------------------------------
Net gain (loss) on investments                                       28,558,072
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 29,637,822
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $  1,079,750  $  (1,609,689)
Net realized gain (loss) on investments                                 (14,874,459)   (84,664,490)
Net change in unrealized appreciation (depreciation) on
  investments                                                            43,432,531   (102,970,759)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          29,637,822   (189,244,938)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          3,116,149     11,319,569
  Class B shares                                                            242,969      1,162,446
  Class C shares                                                          1,394,691      6,213,278
  Class D shares*                                                               N/A      2,889,872
  Class R2 shares                                                           440,971        490,924
  Class R5 shares                                                         1,979,288      3,271,269
Conversions from Class B to Class A
  Class A shares                                                            508,003      2,208,625
  Class B shares                                                           (508,003)    (2,208,625)
Conversions from Class D to Class C
  Class C shares                                                                N/A     20,907,080
  Class D shares*                                                               N/A    (20,907,080)
Payments for redemptions
  Class A shares                                                        (13,660,691)   (46,868,969)
  Class B shares                                                           (361,265)    (2,679,309)
  Class C shares                                                         (2,435,480)    (5,634,135)
  Class D shares*                                                               N/A     (3,158,123)
  Class R2 shares                                                           (31,044)       (54,623)
  Class R5 shares                                                       (11,535,502)    (1,711,005)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (20,849,914)   (34,758,806)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 8)                                 21,687             --
Total increase (decrease) in net assets                                   8,809,595   (224,003,744)
Net assets at beginning of period                                       229,094,732    453,098,476
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $237,904,327  $ 229,094,732
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $  1,076,695  $      (3,055)
--------------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)          2008       2007       2006      2005      2004
Net asset value, beginning of period                $2.92          $5.22      $4.48     $4.10     $3.88     $3.67
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .01           (.02)      (.03)      .00(c)   (.01)      .00(c)
Net gains (losses) (both realized and
 unrealized)                                          .39          (2.28)       .77       .38       .23       .21
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .40          (2.30)       .74       .38       .22       .21
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.32          $2.92      $5.22     $4.48     $4.10     $3.88
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $212           $196       $391      $371      $389      $418
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   1.64%(e)       1.35%      1.35%     1.39%     1.38%     1.36%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.16%(e)       (.38%)     (.57%)    (.03%)    (.17%)     .09%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%           241%       176%      169%      133%       94%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    13.70%(g),(h) (44.06%)    16.52%     9.27%     5.67%     5.72%
-----------------------------------------------------------------------------------------------------------------


CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)          2008       2007       2006      2005      2004
Net asset value, beginning of period                $2.31          $4.16      $3.60     $3.32     $3.17     $3.02
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .00(c)        (.04)      (.05)     (.03)     (.03)     (.02)
Net gains (losses) (both realized and
 unrealized)                                          .31          (1.81)       .61       .31       .18       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .31          (1.85)       .56       .28       .15       .15
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.62          $2.31      $4.16     $3.60     $3.32     $3.17
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3             $4        $11       $15       $22       $30
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   2.39%(e)       2.10%      2.11%     2.15%     2.14%     2.12%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .44%(e)      (1.13%)    (1.33%)    (.79%)    (.93%)    (.67%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%           241%       176%      169%      133%       94%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    13.42%(g),(h) (44.47%)    15.56%     8.43%     4.73%     4.97%
-----------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)          2008       2007       2006      2005      2004
Net asset value, beginning of period                $2.31          $4.16      $3.60     $3.32     $3.17     $3.02
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .00(c)        (.04)      (.05)     (.03)     (.03)     (.02)
Net gains (losses) (both realized and
 unrealized)                                          .31          (1.81)       .61       .31       .18       .17
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .31          (1.85)       .56       .28       .15       .15
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.62          $2.31      $4.16     $3.60     $3.32     $3.17
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $21            $19        $15       $15       $19       $23
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   2.39%(e)       2.11%      2.11%     2.15%     2.14%     2.12%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .41%(e)      (1.14%)    (1.33%)    (.79%)    (.93%)    (.67%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%           241%       176%      169%      133%       94%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    13.42%(g),(h) (44.47%)    15.56%     8.43%     4.73%     4.97%
-----------------------------------------------------------------------------------------------------------------


CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)          2008       2007       2006      2005      2004
Net asset value, beginning of period                $2.88          $5.17      $4.44     $4.08     $3.87     $3.67
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .01           (.03)      (.04)     (.01)     (.02)     (.01)
Net gains (losses) (both realized and
 unrealized)                                          .38          (2.26)       .77       .37       .23       .21
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .39          (2.29)       .73       .36       .21       .20
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.27          $2.88      $5.17     $4.44     $4.08     $3.87
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1            $--        $--       $--       $--       $--
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   2.03%(e)       1.61%      1.61%     1.65%     1.64%     1.62%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .76%(e)       (.64%)     (.83%)    (.29%)    (.43%)    (.17%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%           241%       176%      169%      133%       94%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    13.54%(g),(h) (44.29%)    16.44%     8.82%     5.43%     5.45%
-----------------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)          2008       2007       2006      2005      2004
Net asset value, beginning of period                $3.01          $5.37      $4.58     $4.17     $3.93     $3.70
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .03            .00(c)     .00(c)    .02       .01       .02
Net gains (losses) (both realized and
 unrealized)                                          .39          (2.36)       .79       .39       .23       .21
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .42          (2.36)       .79       .41       .24       .23
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.43          $3.01      $5.37     $4.58     $4.17     $3.93
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1             $9        $15       $12       $10        $9
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   1.04%(e)        .90%       .85%      .82%      .88%      .88%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.85%(e)        .07%      (.07%)     .54%      .33%      .58%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%           241%       176%      169%      133%       94%
-----------------------------------------------------------------------------------------------------------------
Total return                                       13.95%(g),(h) (43.95%)    17.25%     9.83%     6.11%     6.22%
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis. The Non-Recurring Charges (see Note 4 to the Financial Statements) have not been annualized, as they represent a one-time occurrence.
(f) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(g) Not annualized.
(h) During the six months ended June 30, 2009, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the Securities and Exchange Commission. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Seligman Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company and has 500 million authorized shares of capital stock. The Fund invests primarily in the common stock of large U.S. companies, selected for their growth prospects.

The Fund offers Class A, Class B, Class C, Class R2 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and if originally purchased on or after June 13, 2009 will automatically convert to Class A shares one month after the completion of the eighth year of ownership. Class B shares originally purchased in the Fund on or before June 12, 2009 will convert to Class A shares the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Effective May 16, 2008, Class D shares converted to Class C shares and as of this date the Fund no longer offers Class D shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
20  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


--------------------------------------------------------------------------------
22  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. Effective June 29, 2009, the management fee is equal to a percentage of the Fund's average daily net assets that declines from 0.655% to 0.565% annually as the Fund's assets increase. Prior to June 29, 2009, the Investment Manager received a fee, equal to a percentage of the Fund's average daily net assets that declined from 0.70% to 0.60% annually as the Fund's assets increase. The management fee for the six months ended June 30, 2009 was 0.70% of the Fund's average daily net assets. The reduction in the investment management services fee schedule on June 29, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to the Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 29, 2009, the Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The administrative services fee was 0.001% of the Fund's average daily net assets for the six months ended June 30, 2009 (annualized). Prior to June 29, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 29, 2009 are offset by corresponding decreases in the investment management fees charged to the Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Fund's prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $923.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, the Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC), owned by six associated investment companies, including the Fund, provided shareholder servicing and transfer agency services to the Fund, as well as certain other Seligman funds. The Fund's ownership interest in SDC at June 30, 2009 is included in other assets in the Statement of Assets and Liabilities at a cost of $43,170. In January 2009, the Board approved the Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged the Fund $345,832 for shareholder account and transfer agent services in accordance with a methodology approved by the Fund's Board. Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than the Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes

--------------------------------------------------------------------------------
24  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of the Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of the Fund's relationship with SDC, the Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $344,042, or 0.15% of the Fund's average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are included in transfer agency fees in the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $273,637 and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

The Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the related Guaranty expire in January 2019. The obligation of the Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund's percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Fund's total potential future obligation under the Guaranty over the life of the Guaranty is $389,600. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, the Fund pays the Transfer Agent an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For Class R shares (redesignated Class R2 shares on June 13, 2009), of the 0.50% fee, up to 0.25% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $58,000, $2,195,000 and $6,000 for Class B, Class C and Class R shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or from CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $18,974 for Class A, $4,617 for Class B, $1,502 for Class C and $0 for Class R2 shares for the six months ended June 30, 2009. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $176,453,947 and $196,049,047, respectively, for the six months ended June 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
26  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JUNE 30, 2009   DEC. 31, 2008
----------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------
Sold                                       1,037,081        2,686,477
Converted from Class B shares(a)             168,391          514,452
Redeemed                                  (4,629,717)     (10,898,816)
----------------------------------------------------------------------
Net increase (decrease)                   (3,424,245)      (7,697,887)
----------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------
Sold                                          99,752          338,472
Converted to Class A shares(a)              (213,368)        (648,198)
Redeemed                                    (155,105)        (782,552)
----------------------------------------------------------------------
Net increase (decrease)                     (268,721)      (1,092,278)
----------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------
Sold                                         587,201        1,776,810
Converted from Class D shares(b)                 N/A        4,989,756
Redeemed                                  (1,038,090)      (1,856,009)
----------------------------------------------------------------------
Net increase (decrease)                     (450,889)       4,910,557
----------------------------------------------------------------------
CLASS D(b)
----------------------------------------------------------------------
Sold                                             N/A          757,076
Converted to Class C shares(b)                   N/A       (4,989,756)
Redeemed                                         N/A         (826,371)
----------------------------------------------------------------------
Net increase (decrease)                          N/A       (5,059,051)
----------------------------------------------------------------------
CLASS R2(c)
----------------------------------------------------------------------
Sold                                         143,209          105,318
Redeemed                                     (11,067)         (13,583)
----------------------------------------------------------------------
Net increase (decrease)                      132,142           91,735
----------------------------------------------------------------------
CLASS R5(c)
----------------------------------------------------------------------
Sold                                         702,858          774,485
Redeemed                                  (3,589,278)        (427,455)
----------------------------------------------------------------------
Net increase (decrease)                   (2,886,420)         347,030
----------------------------------------------------------------------


(a) Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.
(b) Effective May 16, 2008, Class D shares converted to Class C shares.
(c) Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $792,046 and $0, respectively, for the six months ended June 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Under the prior credit facility which was effective until June 17, 2009, the Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited the Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Fund had no borrowings during the six months ended June 30, 2009.


--------------------------------------------------------------------------------
28  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


8. PROCEEDS FROM REGULATORY SETTLEMENT

During the six months ended June 30, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $21,687, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $367,838,671 at Dec. 31, 2008, that if not offset by capital gains will expire as follows:

    2009           2010            2016
$82,652,095    $234,134,706    $51,051,870


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, the Fund had a post-October loss of $29,313,275 that is treated for income tax purposes as occurring on Jan. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Aug. 21, 2009, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
30  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
32  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                              SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT  33

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
34  SELIGMAN GROWTH FUND -- 2009 SEMIANNUAL REPORT

SELIGMAN GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                              SL-9944 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Growth Fund, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 2, 2009